Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 90,893	¥ 38,671
Investment in securities, measured at fair value		25,295	27,367
Other assets		18,206	12,449
Policy liabilities and Policy Account Balances		300,739	360,198
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		90,893	38,671
Aggregate loan fair value		84,906	37,865
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		18,206	12,449	[1]
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		300,739	360,198
Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,225	1,141		¥ 1,456
Investment in securities, measured at fair value		6,326	5,811
Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		780	420
Investment in securities, measured at fair value		11,631	12,100
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(8)	(19)		(12)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		0	0		0
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		5,987	806
Other assets		18,206	12,449
Policy liabilities and Policy Account Balances		300,739	360,198
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		5,220	401		(663)
Investment in securities, measured at fair value	[2]	90,893	38,671
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value			1,264,244
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[1]	18,206
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	300,739	360,198
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[4],[5]	375,174	425,593
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(210)	(784)		¥ (181)
Investment in securities, measured at fair value		¥ 18,189	¥ 21,136

[1]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥12,449 million and ¥18,206 million as of March 31, 2019 and 2020, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2018, 2019 and 2020, see Note 26 “Life Insurance Operations.”
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥663 million, gains of ¥401 million and ¥5,220 million from the change in the fair value of the loans for fiscal 2018, 2019 and 2020,respectively. No gains or losses were recognized in earnings during fiscal 2018, 2019 and 2020 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. As of March 31, 2019 and 2020, there were no loans that are 90 days or more past due or, in non-accrual status.
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥360,198 million and ¥300,739 million as of March 31, 2019 and 2020, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2018, 2019 and 2020, see Note 26 “Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,456 million, ¥1,141 million and ¥1,225 million from the change in the fair value of those investments for fiscal 2018, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.
[5]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥12,100 million and ¥11,631 million as of March 31, 2019 and 2020, respectively.